Non-cash transactions	12 Months Ended
Dec. 31, 2023
Non-cash transactions
Non-cash transactions
28. Non-cash transactions

Non-cash transactions for the years ended December 31, 2023, 2022 and 2021 are, respectively:

(i)	Additions and renegotiations of right of use assets and lease liabilities in the amount of R$ 23,871, R$12,002 and R$ 25,513 (note 17).
(ii)	Disposals of contracts of right of use assets and lease liabilities in the amount of R$ 38,386, R$ 3,180 and R$ 3,81 (note 17).
(iii)	Accounts payable assumed in the acquisition of: (i) Start, during year 2023, in the amount of R$1,698, (ii) Phidelis, during year 2022, in the amount of R$ 12,733 and, (iii) SEL, in the amount of R$26,876, Redação Nota 1000, in the amount of R$ 7,294, EMME, in the amount of R$ 12,253, De Gouges, in the amount of R$ 451,554, and Pluri, in the amount of R$ 12,347, Mind Makers, in the amount of R$ 13,621, Meritt, in the amount R$ 4,330 (during year 2021). See note 5.